EATON VANCE CALVERT MORTGAGE ACCESS FUND

(the “Fund”)

Supplement to Summary Prospectus, Statutory Prospectus and

Statement of Additional Information (“SAI”) dated February 1, 2026 as may be supplemented and/or revised from time to time

The following changes are effective immediately:

1. The following replaces “Portfolio Managers” under “Management” in “Fund Summary” in the Fund’s Summary Prospectus and Statutory Prospectus:

Portfolio Managers

Name	Title	Date Began Managing Fund
Gregory A. Finck	Managing Director of Morgan Stanley and Vice President of CRM	February 2026
Tara O’Brien	Executive Director of Morgan Stanley and Vice President of CRM	February 2026
Andrew Szczurowski, CFA	Managing Director of Morgan Stanley and Vice President of CRM	April 2022

2. The following replaces the sixteenth paragraph under “Mortgage Access Fund” under “Management.” in “Management and Organization” in the Fund’s Statutory Prospectus:

Mortgage Access Fund. Pursuant to its investment advisory agreement for the Fund, CRM receives a monthly advisory fee equal to 0.28% annually of the Fund’s average daily net assets. For the fiscal year ended September 30, 2025, the effective annual rate of advisory fee paid to CRM was 0.28% of average daily net assets. The portfolio managers of the Fund are Gregory A. Finck (since February 2026), Tara O’Brien (since February 2026) and Andrew Szczurowski, CFA (since inception). Messrs. Finck and Szczurowski are Managing Directors of Morgan Stanley and Vice Presidents of CRM. Ms. O’Brien is an Executive Director of Morgan Stanley and Vice President of CRM. Messrs. Finck and Szczurowski and Ms. O’Brien have been employees of the Morgan Stanley organization for more than five years and currently manage other funds and portfolios.

3. The following tables replace the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services” in the Fund’s SAI:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Justin H. Bourgette, CFA
Registered Investment Companies[1]	12	$39,208.4	0	$0
Other Pooled Investment Vehicles	19	$4,472.9	0	$0
Other Accounts	17	$10,179.8	1	$312.6
Stephen C. Concannon, CFA
Registered Investment Companies[1]	7	$10,227.7	0	$0
Other Pooled Investment Vehicles	9	$2,701.5	0	$0
Other Accounts	17	$10,017.0	0	$0

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Brian S. Ellis, CFA
Registered Investment Companies[1]	19	$26,645.8	0	$0
Other Pooled Investment Vehicles	4	$1,195.2	0	$0
Other Accounts	26	$8,810.2	0	$0
Gregory A. Finck[2]
Registered Investment Companies[1]	4	$5,130.5	0	$0
Other Pooled Investment Vehicles	7	$408.0	0	$0
Other Accounts	8	$3,999.9	1	$392.2
Bo Hunt
Registered Investment Companies[1]	8	$11,843.4	0	$0
Other Pooled Investment Vehicles	14	$3,943.4	0	$0
Other Accounts	18	$10,329.6	1	$312.6
Vishal Khanduja, CFA
Registered Investment Companies[1]	14	$24,620.8	0	$0
Other Pooled Investment Vehicles	15	$10,001.1	0	$0
Other Accounts	43	$10,907.0	5	$2,387.2
Tara O’Brien[2]
Registered Investment Companies[1]	1	$2,238.3	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Andrew Szczurowski[3]
Registered Investment Companies[1]	10	$35,387.2	0	$0
Other Pooled Investment Vehicles	1	$163.8	0	$0
Other Accounts	0	$0	0	$0
[1]	Includes the Fund.
[2]	As of December 31, 2025.
[3]	This portfolio manager serves as portfolio manager of one or more registered investment companies and/or pooled investment vehicles that invest or may invest in one or more underlying registered investment companies and/or separate pooled investment vehicles in the Eaton Vance family of funds. The underlying investment companies may be managed by this portfolio manager or another portfolio manager.

The following table shows the dollar range of equity securities beneficially owned (or held notionally through IMAP) in a  Fund by its portfolio manager(s) as of the  Funds’  most recent fiscal year ended September 30, 2025 and in the Calvert family of funds as of December 31, 2025.

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Calvert Family of Funds
Bond Fund
Brian S. Ellis, CFA	$10,001 - $50,000	$100,001 - $500,000
Vishal Khanduja, CFA	$10,001 - $50,000	Over $1,000,000
Core Bond Fund
Brian S. Ellis, CFA	$1 - $10,000	$100,001 - $500,000
Vishal Khanduja, CFA	$1 - $10,000	Over $1,000,000
Green Bond Fund
Brian S. Ellis, CFA	$1 - $10,000	$100,001 - $500,000
Vishal Khanduja, CFA	$1 - $10,000	Over $1,000,000
High Yield Bond Fund
Justin H. Bourgette, CFA	None	$100,001 - $500,000
Stephen C. Concannon, CFA	None	None
Bo Hunt	None	None
Income Fund
Brian S. Ellis, CFA	$50,001-$100,000	$100,001 - $500,000
Vishal Khanduja, CFA	$10,001 - $50,000	Over $1,000,000
Mortgage Access Fund
Gregory A. Finck[1]	None	None
Tara O’Brien[1]	None	$1 - $10,000
Andrew Szczurowski, CFA	$100,001 - $500,000	$100,001 - $500,000
Short Duration Income Fund
Brian S. Ellis, CFA	$50,001 - $100,000	$100,001 - $500,000
Vishal Khanduja, CFA	$50,001 - $100,000	Over $1,000,000
[1]	As of December 31, 2025.

February 20, 2026	48670-00 2.20.26